BUSINESS SEGMENT INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Segment revenues	$ (270)	$ 2,172	$ 3,316	$ 3,942	$ (16)	$ 5,628	$ 36	$ 3,375	$ 9,160	$ 9,023	$ 13,634
Intersegment investment advisory and other fees									999	1,056	1,062
Segment earnings (loss) from operations, before income taxes									385	1,042	4,227
Assets	204,352				195,361				204,352	195,361
Securities segregated in a special reserve bank custody, fair value	946				565				946	565
Consolidation/ Elimination
Segment Reporting Information [Line Items]
Segment revenues									(27)	(28)	(27)
Segment earnings (loss) from operations, before income taxes									(1)	(1)	0
Assets	(3)				(7)				(3)	(7)
Insurance
Segment Reporting Information [Line Items]
Segment revenues									6,158	6,026	10,650
Segment earnings (loss) from operations, before income taxes									(320)	425	3,624
Assets	191,216				183,473				191,216	183,473
Insurance | Intersegment Eliminations
Segment Reporting Information [Line Items]
Interest Expense, Debt									50	45	40
Investment Management
Segment Reporting Information [Line Items]
Segment revenues									3,029	3,025	3,011
Segment earnings (loss) from operations, before income taxes									706	618	603
Assets	13,139				11,895				13,139	11,895
Securities segregated in a special reserve bank custody, fair value	893				460				893	460
Cash held for exclusive benefit of customers	$ 53				$ 55				53	55
Investment Management | Intersegment Eliminations
Segment Reporting Information [Line Items]
Intersegment investment advisory and other fees									$ 77	$ 73	$ 67